Related Party Transactions and Balances (Details) - Schedule of Due to Related Parties	12 Months Ended
	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Related Party [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 452,960	$ 57,844	$ 1,065,569
Simplus IO Limited [Member]
Related Party Transaction [Line Items]
Due to related parties, Relationship with the Predecessor and Successor	Controlled by the Company’s CEO
Simplus IO Limited [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amount due to related parties			1,065,569
Leung Tsz Him [Member]
Related Party Transaction [Line Items]
Due to related parties, Relationship with the Predecessor and Successor	CEO of our Company
Leung Tsz Him [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 216,308	27,623
Tsoi Tan Yee [Member]
Related Party Transaction [Line Items]
Due to related parties, Relationship with the Predecessor and Successor	CFO of our Company
Tsoi Tan Yee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 236,652	$ 30,221